Financial instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount	£ 6,309,800,000
Weighted average growth rate	19.50%	22.70%	22.70%
Risk adjusted discount rate	1.40%	2.90%	2.90%
Offset of cash and short-term deposits and bank overdrafts	£ 6,832,800,000	£ 6,214,200,000
An increase or decrease in the multiple of one times revenue [member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of other investments	53,600,000
Increase decrease on Income statement due to change in fair value of other investment	3,300,000
Increase decrease on equity due to change in fair value of other investment	50,300,000
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	4,600,000	6,800,000
Decrease in combined liabilities due to earn out and put option arrangement	7,700,000	10,400,000
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	5,700,000	7,200,000
Decrease in combined liabilities due to earn out and put option arrangement	5,600,000	7,100,000
Interest Rate Swap Contract [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)	0	14,200,000
Gain (loss) on changes in the fair value relating to the ineffective portion	1,000,000	900,000
Gain (loss) on changes in the fair value relating to the ineffective portion, loss on hedging instruments	(13,300,000)
Gain (loss) on changes in the fair value relating to the ineffective portion, gain on hedged items	14,300,000
Interest Rate Swap Contract [member] | Trade and other receivable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Interest Rate Swap Contract [member] | Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 0	14,200,000
Interest Rate Swap Contract [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $			$ 500,000,000
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	3.63%
Interest Rate Swap Contract [member] | Fixed interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates	4.75%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until September 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	1.52%
Interest Rate Swap Contract [member] | Floating interest rate [member] | Until November 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative interest rates, LIBOR adjustment	2.34%
Contracts due in March 2025 [member]
Disclosure of detailed information about financial instruments [line items]
Receipts	£ 500,000,000
Payments	444,100,000
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)	(21,200,000)	8,400,000
Deferred amount in equity	29,200,000	17,900,000
Gain (loss) on changes in the fair value relating to the ineffective portion	0	(11,100,000)
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member] | Trade and other receivable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	8,400,000
Derivatives in designated hedge relationships [member] | Foreign Exchange Contracts [member] | Trade and Other Payable [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	21,200,000	0
Derivatives not designated as hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value estimated to be a net asset (liability)	(100,000)	(1,300,000)
Nominal amount	£ 151,700,000	£ 296,100,000